Financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts - trade and other receivables,beginning	$ 85,903	$ 117,097
Increases	52,743	69,970
Decreases	(48,942)	(45,824)
Recoveries		(55,340)
Allowance for doubtful accounts - Trade and other receivables, ending	89,704	85,903
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts - trade and other receivables,beginning	85,903
Increases	52,743
Decreases	(48,942)
Recoveries
Allowance for doubtful accounts - Trade and other receivables, ending	$ 89,704	$ 85,903